Debt Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

The following is a summary of portfolio term financings:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Securitization Debt:
Asset backed security obligations	$569,884	$677,118
Bank Term Financing:
Variable rate secured financing transactions for our finance receivable portfolio	319,322	347,360
Portfolio Term Residual Financing:
Variable rate financing facility secured by residual interests in finance receivables of certain warehouse facilities and securitization trusts	100,000	25,000

Total Portfolio Term Financings	$989,206	$1,049,478

The following is a summary of portfolio term financings:

	December 31,
	2012	2011
	($ in thousands)
Securitization Debt:
Asset Backed Security obligations issued pursuant to the Company’s securitizations	$677,118	$679,031
Bank Term Financing:
Secured financing transactions for our finance receivable portfolio	347,360	3,603
Portfolio Term Residual Financing:
Fixed rate financing facility secured by residual interests in finance receivables of warehouse facilities	25,000	100,000

Total Portfolio Term Financings	$1,049,478	$782,634

Securitization Debt

The following table provides a summary of securitization transactions with outstanding balances for each period presented:

	As of March 31, 2013				As of December 31, 2012
Transactions	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
	($ in thousands)				($ in thousands)
2010-1	$16,037	$40,958	$4,500	3.6%	$23,036	$55,525	$4,500	3.6%
2011-1	48,398	67,170	4,200	3.0%	60,335	84,198	4,200	3.0%
2011-2	69,436	84,419	4,500	2.9%	84,977	103,779	4,500	2.9%
2011-3	106,570	129,943	4,500	3.9%	130,347	159,068	4,500	3.9%
2012-1	145,443	188,752	4,500	3.5%	170,198	219,252	4,500	3.5%
2012-2	184,000	223,914	4,500	2.9%	208,225	251,409	4,500	2.9%

	$569,884	$735,156	$26,700		$677,118	$873,231	$26,700

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

The following table is a summary of securitization transactions with outstanding balances for each period presented:

	Original Debt Amount	As of December 31, 2012				As of December 31, 2011
Transactions		Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
		($ in thousands)				($ in thousands)
2009-1	$192,600	$—	$—	$—	5.3%	$54,451	$78,264	$1,500	5.3%
2010-1	228,000	23,036	55,525	4,500	3.6%	87,362	138,858	4,499	3.6%
2011-1	214,181	60,335	84,198	4,200	3.0%	125,711	177,253	4,200	3.0%
2011-2	246,880	84,977	103,779	4,500	2.9%	176,163	213,542	4,500	2.9%
2011-3	246,886	130,347	159,068	4,500	3.9%	235,344	283,447	4,500	3.9%
2012-1	235,046	170,198	219,252	4,500	3.5%	—	—	—
2012-2	247,200	208,225	251,409	4,500	2.9%	—	—	—

		$677,118	$873,231	$26,700		$679,031	$891,364	$19,199

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

Schedule of Line of Credit Facilities

The following is a summary of portfolio warehouse facilities:

	As of March 31, 2013
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate(2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$48,100	$150,000	65%	111,641	2.45%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	53,000	150,000	58%	119,858	2.45%	Dec 2013	Dec 2015
RBS Warehouse Facility (3)	43,900	125,000	65%	116,138	2.50%	Mar 2014	Mar 2015

Total Portfolio Warehouse Facilities	$145,000	$425,000

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate(2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	Dec 2013	Dec 2015
RBS Warehouse Facility	14,900	125,000	53%	26,707	1.65%	Mar 2013	Mar 2014

Total Portfolio Warehouse Facilities	$57,200	$425,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.

The following is a summary of portfolio warehouse facilities:

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate(2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	12/31/2014	12/31/2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	12/31/2013	12/31/2015
RBS Warehouse Facility (3)	14,900	125,000	53%	26,707	1.65%	3/14/2013	3/14/2014
UBS Warehouse Facility	—	—

Total Portfolio Warehouse Facilities	$57,200	$425,000

	As of December 31, 2011
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$39,000	$150,000	58%	110,000	2.54%	12/31/2012	12/31/2013
Wells Fargo Warehouse Facility	40,000	150,000	58%	78,500	2.53%	12/31/2013	12/31/2015
RBS Warehouse Facility	30,600	125,000	53%	100,400	1.88%	5/31/2012	5/31/2013
UBS Warehouse Facility	31,792	125,000	60%	105,500	2.18%	8/31/2012	8/31/2013

Total Portfolio Warehouse Facilities	$141,392	$550,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.
(3)	Facility was renewed in March 2013. See Note 16—“Subsequent Events” for information on renewal of this facility.

Schedule of Senior Secured Notes Payable

A summary of our 12.625% senior secured notes due 2017 (the “Senior Secured Notes”) payable follows:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Senior Secured Notes Payable	$193,392	$193,320
Senior Secured Notes Payable—Related Party	5,000	5,000

Total Senior Secured Notes Payable	$198,392	$198,320

A summary of Senior Secured Notes payable follows:

	December 31,
	2012	2011
	($ in thousands)
Senior Secured Notes Payable	$193,320	$198,058
Senior Secured Notes Payable—Related Party	5,000	—

Total Senior Secured Notes Payable	$198,320	$198,058

Other Secured Notes Payable

A summary of other secured notes payable follows:

	As of March 31, 2013
	Balance	Max Facility Capacity	Advance Rate	Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$111,321	$130,000	85%	3.75%	Nov 2014
Mortgage Note Payable	12,397	n/a	n/a	5.87%	Mar 2017
Real Estate Facility	11,269	25,000	70%	4.20%	Oct 2020
Equipment Note Payable	1,681	n/a	n/a	4.75%	Apr 2013

Total Other Secured Notes Payable	$136,668	$155,000

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	Nov 2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	Mar 2017
Real Estate Facility	11,733	25,000		70%		4.21%	Oct 2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	Apr 2013

Total Other Secured Notes Payable	$117,281	$165,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

A summary of other secured notes payable follows:

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	11/30/2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	03/31/2017
Real Estate Facility	11,733	25,000		70%		4.21%	10/24/2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$117,281	$165,000

	As of December 31, 2011
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$84,500	$140,000	(3)	85	%(2)	3.88%	11/30/2014
Mortgage Note Payable	12,661	n/a		n/a		5.87%	03/31/2017
Equipment Note Payable	2,135	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$99,296	$140,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

Schedule of Maturities of Long-term Debt

The following table represents the future minimum principal payments required under our debt obligations and capital leases as of December 31, 2012:

	As of December 31, 2012
	Payments by Period
	($ in thousands)
	Total	Less than 1 Year (3)	Year 2	Year 3	Year 4	Year 5	More than 5 Years
Securitizations & Bank Term Financing (1)	$1,024,478	$490,919	$285,582	$158,197	$89,780	$—	$—
Portfolio warehouse facilities (2)	57,200	32,350	24,850	—	—	—	—
Portfolio Term Residual Financing	25,000	—	—	—	—	—	25,000
Senior Secured Notes	198,320	—	—	—	—	198,320	—
Inventory facility	91,321	—	91,321	—	—	—	—
Real estate mortgage loan	12,454	223	236	251	264	11,480	—
Real estate facility	11,733	448	687	1,045	1,669	2,960	4,924
Equipment note, secured by an aircraft	1,774	1,774	—	—	—	—	—
Capital lease obligations	2,275	1,205	929	141	—	—	—

Total (4)	$1,424,555	$526,919	$403,605	$159,634	$91,713	$212,760	$29,924

(1)

Securitization obligations and bank term financing agreements do not have a contractual termination date. Therefore, all collections on the contracts collateralizing the securities are used to repay the asset-backed security holders based on an expected duration of the securities.

(2)

On the termination date of the facilities, amounts outstanding at termination are not due and payable immediately. All collections on the contracts collateralizing these facilities are used to pay down the facilities until they are paid in full because these facilities contain term-out features.

(3)	Generally and historically, we renewed or replaced facilities expiring in less than one year.
(4)	Total contractual obligations exclude future interest payment obligations.